Cover	Jun. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-38811
Entity Registrant Name	TCR2 Therapeutics Inc.
Entity Central Index Key	0001750019
Entity Tax Identification Number	47-4152751
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Binney Street
Entity Address, Address Line Two	Suite 710
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	949-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	TCRR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false